Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD PENNSYLVANIA TAX-FREE FUNDS
CIK	dei_EntityCentralIndexKey	0000788606
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 03, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A